UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2008 – January 31, 2009

Item 1. Schedule of Investments.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

Shares	Security Description	Value
Long Positions - 82.7%

Common Stock - 31.1%

Consumer Staples - 10.5%
44,400	Altria Group, Inc.	$734,376
8,700	Coca-Cola Co.	371,664
4,800	Colgate-Palmolive Co.	312,192
11,000	Costco Wholesale Corp.	495,330
18,200	CVS Caremark Corp.	489,216
7,600	Dr. Pepper Snapple Group, Inc. (a)	125,020
5,300	General Mills, Inc.	313,495
6,800	H.J. Heinz Co.	248,200
11,100	Kraft Foods, Inc.	311,355
21,600	Kroger Co.	486,000
6,200	Lorillard, Inc.	368,652
7,400	PepsiCo., Inc.	371,702
26,600	Philip Morris International, Inc.	988,190
7,900	Procter & Gamble Co.	430,550
9,700	Reynolds American, Inc.	370,346
15,700	Target Corp.	489,840
21,000	Wal-Mart Stores, Inc.	989,520

		7,895,648

Energy - 4.8%
4,400	First Solar, Inc. (a)	628,320
20,600	Frontier Oil Corp.	294,168
13,500	Sunoco, Inc.	625,320
21,900	Tesoro Corp.	377,337
51,600	Valero Energy Corp.	1,244,592
25,900	Vestas Wind Systems A/S, ADR (a)	426,055

		3,595,792

Financial - 0.5%
26,100	Annaly Capital Management, Inc.	395,154

Health Care - 10.9%
6,900	Abbott Laboratories	382,536
7,700	Amgen, Inc. (a)	422,345
8,500	Biogen Idec, Inc. (a)	413,525
17,400	Bristol-Myers Squibb Co.	372,534
19,700	Catalyst Health Solutions, Inc. (a)	433,794
8,200	Celgene Corp. (a)	434,190
2,400	Cephalon, Inc. (a)	185,232
10,100	Eli Lilly & Co.	371,882
11,500	Express Scripts, Inc. (a)	618,240
6,700	Forest Laboratories, Inc. (a)	167,768
6,200	Genzyme Corp. (a)	427,304
8,300	Gilead Sciences, Inc. (a)	421,391
9,600	Johnson & Johnson	553,824
14,100	Medco Health Solutions, Inc. (a)	633,513
13,100	Merck & Co., Inc.	374,005
14,800	Mylan, Inc. (a)	167,684
11,100	Omnicare, Inc.	310,356
26,800	Pfizer, Inc.	390,744
8,900	Teva Pharmaceutical Industries, Ltd., ADR	368,905
5,700	Vertex Pharmaceuticals, Inc. (a)	188,385
6,100	Watson Pharmaceuticals, Inc. (a)	166,408
9,600	Wyeth	412,512

		8,217,077

Industrials - 2.5%
6,100	AGCO Corp. (a)	129,808
15,700	CNH Global NV	125,757
10,700	Deere & Co.	371,718
5,300	General Dynamics Corp.	300,669
5,400	Lockheed Martin Corp.	443,016
4,500	Northrop Grumman Corp.	216,540
5,700	Raytheon Co.	288,534

		1,876,042

Information Technology - 0.6%
36,800	MEMC Electronic Materials, Inc. (a)	500,480

Materials - 1.3%
8,300	Monsanto Co.	631,298
12,100	Plum Creek Timber Co., Inc.	372,317

		1,003,615

Total Common Stock (Cost $23,835,887)		23,483,808

Investment Companies - 11.2%
6,200	CurrencyShares Japanese Yen Trust (a)	687,580
38,000	iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	740,240
4,000	iShares Barclays 1-3 Year Credit Bond Fund	407,000
4,700	iShares COMEX Gold Trust (a)	429,392
4,000	iShares iBoxx Investment Grade Corporate Bond Fund	399,280
27,400	PowerShares Cleantech Portfolio (a)	452,922
197,200	PowerShares Water Resources Portfolio	2,492,608
7,700	ProShares UltraShort Lehman 20+ Year Treasury	368,060
85,600	Utilities Select Sector SPDR Fund	2,463,568

Total Registered Investment Companies (Cost $8,777,138)		8,440,650

Money Market Funds - 40.4%
12,609,745	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	12,609,745
17,914,976	Fidelity Institutional Treasury Only Portfolio-I	17,914,976

Total Money Market Funds (Cost $30,524,721)		30,524,721

Total Long Positions (Cost $63,137,746)* - 82.7%		$62,449,179
Total Short Positions (Proceeds ($32,811,996)) - (37.6%)		(28,421,404)
Other Assets & Liabilities, Net - 54.9%		41,447,428

NET ASSETS - 100.0%		$75,475,203

(a)	Non-income producing security

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,973,353
Gross Unrealized Depreciation	(2,271,328)

Net Unrealized Appreciation (Depreciation)	$3,702,025

The Fund has a three-tier fair value hierachy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$34,027,775	$–
Level 2 - Other Significant Observable Inputs	–	–
Level 3 - Significant Unobservable Inputs	–	–

Total Investments	$34,027,775	$–

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

JANUARY 31, 2009 (Unaudited)

Shares	Security Description	Value
Short Positions - (37.7)%

Common Stock - (33.0)%

Consumer Discretionary - (9.2)%
(25,100)	Amazon.com, Inc.	$(1,476,382)
(42,300)	Best Buy Co., Inc.	(1,185,246)
(32,400)	Carnival Corp.	(589,356)
(17,800)	Expedia, Inc.	(158,954)
(17,300)	GameStop Corp., Class A	(428,694)
(41,700)	Home Depot, Inc.	(897,801)
(38,400)	Lowe's Cos., Inc.	(701,568)
(36,000)	Marriott International, Inc., Class A	(587,160)
(2,400)	priceline.com, Inc.	(161,016)
(12,900)	RadioShack Corp.	(147,834)
(39,200)	Starwood Hotels & Resorts Worldwide, Inc.	(592,704)

		(6,926,715)

Financials - (9.3)%
(20,200)	American Express Co.	(337,946)
(5,700)	BlackRock, Inc.	(620,160)
(15,600)	Boston Properties, Inc. REIT	(675,480)
(11,100)	Capital One Financial Corp.	(175,824)
(11,300)	Developers Diversified Realty Corp.	(54,240)
(27,900)	Duke Realty Corp., REIT	(256,959)
(5,700)	Eaton Vance Corp.	(109,098)
(4,900)	Federal Realty Investment Trust, REIT	(248,087)
(11,300)	Franklin Resources, Inc.	(547,146)
(8,500)	Goldman Sachs Group, Inc.	(686,205)
(11,600)	Highwoods Properties, Inc.	(261,696)
(5,800)	Janus Capital Group, Inc.	(30,450)
(13,700)	JPMorgan Chase & Co.	(349,487)
(11,700)	Kilroy Realty Corp.	(267,462)
(15,900)	Kimco Realty Corp.	(228,642)
(7,100)	Legg Mason, Inc.	(114,026)
(15,900)	Macerich Co., REIT	(234,366)
(13,000)	Mack-Cali Realty Corp., REIT	(264,160)
(6,500)	Regency Centers Corp.	(229,450)
(12,500)	Simon Property Group, Inc.	(537,250)
(12,700)	T Rowe Price Group, Inc.	(350,266)
(14,100)	Weingarten Realty Investors, REIT	(228,279)
(12,000)	Wells Fargo & Co.	(226,800)

		(7,033,479)

Industrial - (7.4)%
(4,700)	Arkansas Best Corp.	(109,933)
(6,100)	Black & Decker Corp.	(176,351)
(17,500)	Caterpillar, Inc.	(539,875)
(4,100)	CH Robinson Worldwide, Inc.	(188,518)
(8,600)	Con-way, Inc.	(189,458)
(4,800)	Eaton Corp.	(211,296)
(5,200)	Expeditors International of Washington, Inc.	(144,612)
(7,700)	FedEx Corp.	(392,238)
(17,900)	Heartland Express, Inc.	(240,934)
(15,000)	Illinois Tool Works, Inc.	(489,900)
(9,200)	Ingersoll-Rand Co., Ltd., Class A	(149,132)
(5,300)	ITT Corp.	(239,984)
(23,500)	JB Hunt Transport Services, Inc.	(523,345)
(9,800)	Landstar System, Inc.	(351,526)
(7,000)	Old Dominion Freight Line, Inc.	(175,560)
(4,700)	Parker Hannifin Corp.	(179,587)
(24,500)	United Parcel Service, Inc., Class B	(1,041,005)
(13,300)	Werner Enterprises, Inc.	(199,500)

		(5,542,754)

Information Technology - (7.1)%
(8,400)	Apple, Inc.	(757,092)
(52,600)	Cisco Systems, Inc.	(787,422)
(14,200)	Corning, Inc.	(143,562)
(18,400)	Dell, Inc.	(174,800)
(3,200)	Google, Inc., Class A	(1,083,296)
(9,700)	Hewlett-Packard Co.	(337,075)
(5,500)	International Business Machines Corp.	(504,075)
(4,800)	Juniper Networks, Inc.	(67,968)
(12,500)	Microsoft Corp.	(213,750)
(29,700)	Oracle Corp.	(499,851)
(14,700)	QUALCOMM, Inc.	(507,885)
(5,100)	Research in Motion, Ltd.	(282,540)

		(5,359,316)

Total Common Stock (Proceeds ($29,078,740)) - (33.0)%		(24,862,264)

Registered Investment Companies - (4.7)%
(169,000)	Materials Select Sector SPDR Fund (Proceeds ($3,733,256))	(3,559,140)

Total Short Positions (Proceeds ($32,811,996)) - (37.7)%		$(28,421,404)

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

Shares	Security Description	Value
Common Stock - 87.8%
Banks - 7.6%
8,500	Bank of Japan (a)	$5,847,387
22,614	ICICI Bank, Ltd., ADR	372,679

		6,220,066

Communications - 1.3%
108,597	China Unicom Hong Kong, Ltd., ADR	998,006
125,100	RH Donnelley Corp. (a)	39,407

		1,037,413

Consumer Discretionary - 8.2%
73,680	Carnival Corp.	1,340,239
98,705	Las Vegas Sands Corp. (a)	508,331
3,150	Mastercard, Inc., Class A	427,707
64,172	Philip Morris International, Inc.	2,383,990
20,703	Sears Holdings Corp. (a)	847,167
76,037	Sotheby's	660,761
12,000	Visa, Inc., Class A	592,200

		6,760,395

Diversified Financial Operations - 3.3%
30,996	Icahn Enterprises, LP	1,056,964
65,359	Leucadia National Corp.	1,040,515
253,000	Wharf Holdings, Ltd.	619,850

		2,717,329

Energy - 15.8%
59,319	Allegheny Energy, Inc.	1,971,764
27,208	CNOOC, Ltd., ADR	2,340,976
101,270	El Paso Corp.	828,389
54,012	EnCana Corp.	2,394,892
52,786	Gazprom OAO, ADR	681,995
80,260	Imperial Oil, Ltd.	2,544,242
101,175	Penn West Energy Trust	1,143,278
23,566	Texas Pacific Land Trust	553,801
419,598	UTS Energy Corp. (a)	591,971

		13,051,308

Exchanges - 10.5%
7,317	CME Group, Inc.	1,272,499
63,000	Hong Kong Exchanges and Clearing, Ltd.	552,471
18,426	IntercontinentalExchange, Inc. (a)	1,048,992
165,020	London Stock Exchange Group, PLC	1,150,888
101,263	Nasdaq OMX Group, Inc. (a)	2,209,559
36,584	NYSE Euronext	804,848
134,000	Singapore Exchange, Ltd.	459,804
44,880	TMX Group, Inc.	1,173,742

		8,672,803

Finance - Capital Markets - 0.6%
86,000	ICAP, PLC (b)	275,200
71,000	ICAP, PLC	242,828

		518,028

Finance - Mortgage Loan/Banker - 0.1%
133,800	Federal Home Loan Mortgage Corp.	78,942
50,340	Federal National Mortgage Association	30,204

		109,146

Industrials - 7.3%
244,000	Beijing Capital International Airport Co., Ltd., Class H	104,920
938,000	Beijing Capital International Airport Co., Ltd., Class H	420,961
236,300	Bombardier, Inc., Class B	732,265
34,149	Burlington Northern Santa Fe Corp.	2,262,371
49,991	Quanta Services, Inc. (a)	1,068,808
32,550	Union Pacific Corp.	1,425,365

		6,014,690

Insurance - 7.5%
874	Berkshire Hathaway, Inc., Class B (a)	2,612,386
49,581	China Life Insurance Co., Ltd., ADR	1,962,416
90,797	Power Corp. of Canada	1,566,040

		6,140,842

Investment Management/Adviser - 2.4%
143,689	Blackstone Group, LP	648,037
37,400	Cohen & Steers, Inc.	403,920
59,732	Legg Mason, Inc.	959,296

		2,011,253

Materials - 4.2%
87,300	Anglo American PLC, ADR	788,319
5,650	BHP Billiton, Ltd., ADR	212,101
115,380	Franco-Nevada Corp.	2,394,635
1,005	Rio Tinto PLC, ADR	87,184

		3,482,239

Multimedia - 3.8%
223,865	Time Warner, Inc.	2,088,660
50,028	Walt Disney Co.	1,034,579

		3,123,239

Real Estate - 7.4%
168,756	Brookfield Asset Management Inc., Class A	2,662,970
34,700	Forest City Enterprises, Inc., Class A	234,572
340,000	Henderson Land Development Co., Ltd.	1,309,000
703,700	Link REIT	1,334,028
21,939	The St. Joe Co. (a)	527,633

		6,068,203

Utilities - 7.8%
496,711	Dynegy, Inc., Class A (a)	1,048,060
25,023	Huaneng Power International, Inc., ADR	713,656
86,310	Mirant Corp. (a)	1,481,943
107,757	NRG Energy, Inc. (a)	2,517,203
132,762	Reliant Energy, Inc. (a)	675,759

		6,436,621

Total Common Stock (Cost $120,293,728)		72,363,575

Total Investments - 87.8% (Cost $120,293,728)*		$72,363,575
Other Assets & Liabilities, Net - 12.2%		10,020,185

NET ASSETS - 100.0%		$82,383,760

(a)	Non-income producing security
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the end of the period, the value of these securities amounted to $275,200 or 0.33% of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,319,720
Gross Unrealized Depreciation	(49,249,873)

Net Unrealized Appreciation (Depreciation)	$(47,930,153)

The Fund has a three-tier fair value hierachy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$72,088,375
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	275,200

Total Investments	$72,363,575

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 04/30/08	$—
Accrued Accretion / (Amortization)
Change in Unrealized Appreciation / (Depreciation)	(70,038)
Net Purchase / (Sales)	345,238
Transfers In / (Out)	—

Balance as of 01/31/09	$275,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	3/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	3/18/09

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	3/18/09